Pioneer Mid Cap Value Fund
Schedule of Investments  |  July 31, 2022

A: PCGRX	C: PCCGX	K: PMCKX	R: PCMRX	Y: PYCGX

Schedule of Investments  |  7/31/22
(unaudited)
Shares		Value
	UNAFFILIATED ISSUERS — 100.2%
	Common Stocks — 97.1% of Net Assets
	Auto Components — 1.3%
61,707	Lear Corp.	$ 9,326,396
	Total Auto Components	$9,326,396
	Banks — 11.6%
350,196	Citizens Financial Group, Inc.	$ 13,296,942
66,989	First Republic Bank	10,899,780
114,478	M&T Bank Corp.	20,314,121
177,281	Popular, Inc.	13,769,416
574,623	Regions Financial Corp.	12,170,515
254,060	Zions Bancorp N.A.	13,858,973
	Total Banks	$84,309,747
	Beverages — 1.5%
180,963	Molson Coors Beverage Co., Class B	$ 10,812,539
	Total Beverages	$10,812,539
	Building Products — 1.3%
64,645	Trane Technologies Plc	$ 9,502,169
	Total Building Products	$9,502,169
	Capital Markets — 1.9%
190,133	State Street Corp.	$ 13,507,048
	Total Capital Markets	$13,507,048
	Communications Equipment — 1.4%
43,994	Motorola Solutions, Inc.	$ 10,496,528
	Total Communications Equipment	$10,496,528
	Consumer Finance — 1.2%
83,889	Discover Financial Services	$ 8,472,789
	Total Consumer Finance	$8,472,789
	Containers & Packaging — 3.9%
635,373	Graphic Packaging Holding Co.	$ 14,137,049
228,228	Sealed Air Corp.	13,949,296
	Total Containers & Packaging	$28,086,345
	Electric Utilities — 2.5%
384,086	Exelon Corp.	$ 17,856,158
	Total Electric Utilities	$17,856,158
	Electrical Equipment — 3.7%
79,780	Eaton Corp. Plc	$ 11,838,554
166,492	Emerson Electric Co.	14,995,935
	Total Electrical Equipment	$26,834,489
1Pioneer Mid Cap Value Fund |  | 7/31/22

Shares		Value
	Electronic Equipment, Instruments & Components — 3.0%
50,029	CDW Corp.	$ 9,081,764
39,350(a)	Keysight Technologies, Inc.	6,398,310
168,264	National Instruments Corp.	6,394,032
	Total Electronic Equipment, Instruments & Components	$21,874,106
	Energy Equipment & Services — 1.1%
318,475	Baker Hughes Co.	$ 8,181,623
	Total Energy Equipment & Services	$8,181,623
	Equity Real Estate Investment Trusts (REITs) — 10.1%
40,520	Camden Property Trust	$ 5,717,372
53,165	Equity LifeStyle Properties, Inc.	3,908,691
57,442	Extra Space Storage, Inc.	10,886,408
107,680	First Industrial Realty Trust, Inc.	5,593,976
152,867	Gaming and Leisure Properties, Inc.	7,947,555
207,954	Host Hotels & Resorts, Inc.	3,703,661
531,712	Kimco Realty Corp.	11,756,152
18,007	SBA Communications Corp.	6,046,570
124,211	Ventas, Inc.	6,680,068
132,307	Welltower, Inc.	11,423,386
	Total Equity Real Estate Investment Trusts (REITs)	$73,663,839
	Food Products — 0.8%
272,850(a)	Hostess Brands, Inc.	$ 6,171,867
	Total Food Products	$6,171,867
	Health Care Equipment & Supplies — 2.6%
35,912	STERIS Plc	$ 8,103,543
94,266	Zimmer Biomet Holdings, Inc.	10,406,023
	Total Health Care Equipment & Supplies	$18,509,566
	Health Care Providers & Services — 2.1%
258,002	Cardinal Health, Inc.	$ 15,366,599
	Total Health Care Providers & Services	$15,366,599
	Hotels, Restaurants & Leisure — 5.0%
102,326	Darden Restaurants, Inc.	$ 12,738,564
101,318(a)	Expedia Group, Inc.	10,744,774
97,459	Hilton Worldwide Holdings, Inc.	12,481,574
	Total Hotels, Restaurants & Leisure	$35,964,912
	Household Durables — 1.6%
133,484	Lennar Corp., Class A	$ 11,346,140
	Total Household Durables	$11,346,140
Pioneer Mid Cap Value Fund |  | 7/31/222

Schedule of Investments  |  7/31/22
(unaudited) (continued)
Shares		Value
	Insurance — 5.2%
202,446	Aflac, Inc.	$ 11,600,156
241,480	Hartford Financial Services Group, Inc.	15,568,216
464,709	Old Republic International Corp.	10,813,778
	Total Insurance	$37,982,150
	Life Sciences Tools & Services — 1.5%
133,911(a)	Syneos Health, Inc.	$ 10,597,717
	Total Life Sciences Tools & Services	$10,597,717
	Machinery — 4.9%
92,722	AGCO Corp.	$ 10,099,280
285,732	Ingersoll Rand, Inc.	14,229,454
121,822	PACCAR, Inc.	11,149,149
	Total Machinery	$35,477,883
	Media — 2.3%
281,888	Interpublic Group of Cos., Inc.	$ 8,419,995
210,110(a)	Liberty Media Corp.-Liberty SiriusXM	8,366,580
	Total Media	$16,786,575
	Metals & Mining — 2.5%
77,919	Reliance Steel & Aluminum Co.	$ 14,824,090
118,200	Teck Resources, Ltd., Class B	3,475,249
	Total Metals & Mining	$18,299,339
	Multi-Utilities — 5.6%
649,799	CenterPoint Energy, Inc.	$ 20,592,131
303,781	Public Service Enterprise Group, Inc.	19,949,298
	Total Multi-Utilities	$40,541,429
	Oil, Gas & Consumable Fuels — 6.2%
82,380	Chord Energy Corp.	$ 10,564,411
462,801	Coterra Energy, Inc.	14,157,083
54,317	Pioneer Natural Resources Co.	12,870,413
224,026(a)	Range Resources Corp.	7,408,540
	Total Oil, Gas & Consumable Fuels	$45,000,447
	Pharmaceuticals — 0.9%
200,873	Organon & Co.	$ 6,371,692
	Total Pharmaceuticals	$6,371,692
	Real Estate Management & Development — 0.7%
59,770(a)	CBRE Group, Inc., Class A	$ 5,117,507
	Total Real Estate Management & Development	$5,117,507
3Pioneer Mid Cap Value Fund |  | 7/31/22

Shares		Value
	Road & Rail — 1.5%
58,920	JB Hunt Transport Services, Inc.	$ 10,798,268
	Total Road & Rail	$10,798,268
	Semiconductors & Semiconductor Equipment — 1.0%
62,015	MKS Instruments, Inc.	$ 7,330,173
	Total Semiconductors & Semiconductor Equipment	$7,330,173
	Software — 0.9%
83,328	Dolby Laboratories, Inc., Class A	$ 6,449,587
	Total Software	$6,449,587
	Specialty Retail — 3.9%
21,784(a)	O'Reilly Automotive, Inc.	$ 15,327,005
163,928	Ross Stores, Inc.	13,320,789
	Total Specialty Retail	$28,647,794
	Technology Hardware, Storage & Peripherals — 1.3%
640,501	Hewlett Packard Enterprise Co.	$ 9,120,734
	Total Technology Hardware, Storage & Peripherals	$9,120,734
	Textiles, Apparel & Luxury Goods — 1.0%
76,670	Ralph Lauren Corp.	$ 7,561,962
	Total Textiles, Apparel & Luxury Goods	$7,561,962
	Trading Companies & Distributors — 1.1%
173,967(a)	AerCap Holdings NV	$ 7,804,160
	Total Trading Companies & Distributors	$7,804,160
	Total Common Stocks (Cost $617,102,635)	$704,170,277

Pioneer Mid Cap Value Fund |  | 7/31/224

Schedule of Investments  |  7/31/22
(unaudited) (continued)
Shares		Value

	SHORT TERM INVESTMENTS — 3.1% of Net Assets
	Open-End Fund — 3.1%
22,690,142(b)	Dreyfus Government Cash Management, Institutional Shares, 1.83%	$ 22,690,142
		$22,690,142
	TOTAL SHORT TERM INVESTMENTS (Cost $22,690,142)	$22,690,142
	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS — 100.2% (Cost $639,792,777)	$726,860,419
	OTHER ASSETS AND LIABILITIES — (0.2)%	$(1,126,093)
	net assets — 100.0%	$725,734,326

(a)	Non-income producing security.
(b)	Rate periodically changes. Rate disclosed is the 7-day yield at July 31, 2022.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels below.
Level 1	–	unadjusted quoted prices in active markets for identical securities.
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3	–	significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments).
The following is a summary of the inputs used as of July 31, 2022, in valuing the Fund's investments:
	Level 1	Level 2	Level 3	Total
Common Stocks	$704,170,277	$—	$—	$704,170,277
Open-End Fund	22,690,142	—	—	22,690,142
Total Investments in Securities	$726,860,419	$—	$—	$726,860,419
During the nine months ended July 31, 2022, there were no transfers in or out of Level 3.
5Pioneer Mid Cap Value Fund |  | 7/31/22